Note 15 - Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Leasehold property — held for sale	814,878	—